UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A
Amendment No.1
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from March 1, 2015 to March 31, 2015
Commission File Number of issuing entity: 333-189385-03
Ford Credit Auto Owner Trust 2015-A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-189385
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified on its charter)
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)

38-0549190
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware (Address of principal executive offices)	19801 (zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-2a Notes			X
Class A-2b Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X
Class C Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

EXPLANATORY NOTE

This distribution report on Form 10-D/A and the attached Exhibit 99 amends and restates in its entirety the distribution report on Form 10-D and Exhibit 99 filed by the issuing entity with the Securities and Exchange Commission on April 27, 2015 (the “Original Report”). The Original Report incorrectly stated the First, Second and Third Priority Principal Payments as $0, which was understated by $8,099,608.93, $47,380,000.00 and $31,590,000.00, respectively.  However, because the Regular Principal Payment was overstated by the same amount, the correct amount of principal was paid to investors on the payment date. No other information or data presented in the Original Report was revised or amended.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II - OTHER INFORMATION

Item 9. Exhibits.

Designation	Description
Exhibit 99	Ford Credit Auto Owner Trust 2015-A Monthly Investor Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Owner Trust 2015-A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Erin Rohde
Erin Rohde
Assistant Treasurer
Date: June 3, 2015

EXHIBIT INDEX

Designation	Description
Exhibit 99	Ford Credit Auto Owner Trust 2015-A Monthly Investor Report

4